Schedule I - Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only) - Statements of Stockholders' Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance	$ 39,943	$ 48,156	$ 48,753
Issuance of common stock			4,291
Stock compensation			355
Net proceeds from the issuance of common stock	274	1
Issuance of common stock under the promissory note	113
Net loss	(8,330)	(8,214)	(5,243)
Balance	32,000	39,943	48,156
Common Stock [Member]
Balance	$ 21	$ 21	$ 18
Balance, shares	21,060,190	20,877,893	18,277,893
Issuance of common stock			$ 3
Issuance of common stock, shares			2,400,000
Issuance of common stock - EIP, shares			200,000
Net proceeds from the issuance of common stock, shares	214,828	182,297
Issuance of common stock under the promissory note, shares	95,262
Balance	$ 21	$ 21	$ 21
Balance, shares	21,370,280	21,060,190	20,877,893
Additional Paid-in Capital [Member]
Balance	$ 74,767	$ 74,766	$ 70,123
Issuance of common stock			4,288
Stock compensation			355
Net proceeds from the issuance of common stock	274	1
Issuance of common stock under the promissory note	113
Balance	75,154	74,767	74,766
Accumulated Deficit [Member]
Balance	(34,845)	(26,631)	(21,388)
Net loss	(8,330)	(8,214)	(5,243)
Balance	(43,175)	(34,845)	(26,631)
Parent Company [Member]
Balance	39,943	48,156	48,753
Issuance of common stock			4,291
Stock compensation			355
Net proceeds from the issuance of common stock	274	1
Issuance of common stock under the promissory note	113
Net loss	(8,330)	(8,214)	(5,243)
Balance	32,000	39,943	48,156
Parent Company [Member] | Common Stock [Member]
Balance	$ 21	$ 21	$ 18
Balance, shares	21,060,190	20,877,893	18,277,893
Issuance of common stock			$ 3
Issuance of common stock, shares			2,400,000
Issuance of common stock - EIP, shares			200,000
Net proceeds from the issuance of common stock, shares	214,828	182,297
Issuance of common stock under the promissory note, shares	95,262
Balance	$ 21	$ 21	$ 21
Balance, shares	21,370,280	21,060,190	20,877,893
Parent Company [Member] | Additional Paid-in Capital [Member]
Balance	$ 74,767	$ 74,766	$ 70,123
Issuance of common stock			4,288
Stock compensation			355
Net proceeds from the issuance of common stock	274	1
Issuance of common stock under the promissory note	113
Balance	75,154	74,767	74,766
Parent Company [Member] | Accumulated Deficit [Member]
Balance	(34,845)	(26,631)	(21,388)
Net loss	(8,330)	(8,214)	(5,243)
Balance	$ (43,175)	$ (34,845)	$ (26,631)